GOODWILL (Tables)	12 Months Ended
Dec. 31, 2018
GOODWILL [abstract]
Schedule of goodwill
RMB’000

Year ended 31 December 2017 and 2018
Opening net book amount	281,255
Additions	-
Impairment	-
Closing net book amount	281,255

At 31 December 2017 and 2018
Cost	281,255
Accumulated impairment	-
Net book amount	281,255

Schedule of key assumptions used for value-in-use calculations
Railroad business	2017	2018

Gross margin	17.76%	16.73%
Growth rate	2.00%	2.00%
Discount rate	12.44%	12.44%